Property, plant and equipment - Summary of useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	50 years
Other plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	3 years
Other plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation profile	50 years